WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability
Warrants outstanding exercise price at beginning			$ 6.64
Warrants outstanding, shares at beginning			33,888
Warrants outstanding, amount at beginning			$ 33
Fair value adjustment , exercise price
Fair value adjustment, shares			(33,888)
Fair value adjustment, amount			$ (33)
Warrants outstanding exercise price at ending
Warrants outstanding, shares at ending
Warrants outstanding, amount at ending
Gain (loss) of change in fair value of warrants	$ 1	$ 342	$ 33	$ 726